Long-term Debt - Summary of Contractual Maturities of Long-term Debt Obligations (Detail)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2019	$ 1,666,667
2020	10,000,000
2021	8,333,333
2022	7,000,000
Long-term Debt	$ 27,000,000